13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)
Currency translation adjustment	$ (1,230,673)	$ 2,669,821	$ 465,615	$ 3,253,019
Total Accumulated OCI, beginning of period	(1,230,673)	2,669,821	465,615	3,253,019
Currency translation adjustments	1,439,608	(1,740,015)	(256,680)	(2,323,213)
Total Other comprehensive loss for the period	1,439,608	(1,740,015)	(256,680)	(2,323,213)
Currency translation adjustment	208,935	929,806	208,935	929,806
Total Accumulated OCI, end of period	$ 208,935	$ 929,806	$ 208,935	$ 929,806